SHAREHOLDERS' EQUITY (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility			84.09%	79.61%
Risk-free interest			0.16%	0.16%
Expected life		5 years	1 year 29 days	1 year 29 days
Minimum [Member]
Class of Stock [Line Items]
Expected volatility	74.43%	106.38%
Risk-free interest	1.50%	0.69%
Expected life	5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected volatility	81.65%	106.48%
Risk-free interest	1.85%	0.74%
Expected life	6 years 3 months
Put Option [Member]
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility			87.69%
Risk-free interest			0.21%
Expected life			1 year 3 months 29 days
Put Option [Member] | Minimum [Member]
Class of Stock [Line Items]
Expected volatility	49.95%	73.33%		67.00%
Risk-free interest	0.02%	0.13%		0.11%
Expected life	14 days	6 months 29 days		3 months
Put Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Expected volatility	92.33%	86.09%		83.00%
Risk-free interest	0.15%	0.32%		0.28%
Expected life	1 year 29 days	1 year 9 months 29 days		1 year 14 days